STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

September 30, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 77 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new class of shares to each Portfolio of the Fund–R6 Shares. The prospectus contained herein is marked to show changes from the prospectus filed in Post-Effective Amendment No. 72 to the Registration Statement, which was filed on April 26, 2013. The statement of additional information contained herein is marked to show changes from the statement of additional information filed in Post-Effective Amendment No. 74 to the Registration Statement, which was filed on June 25, 2013.

R6 Shares are not subject to any service or distribution fees. Neither the Fund nor Lazard Asset Management LLC, the Portfolios’ investment manager (the “Investment Manager”), or its affiliates will provide any distribution, shareholder or participant servicing, account maintenance, sub-accounting, sub-transfer agency, administrative, recordkeeping or reporting, transaction processing, support or similar payments, or “revenue sharing” payments, in connection with investments in, or conversions into, R6 Shares.

R6 Shares may be purchased by “Employee Benefit Plans” (as defined in the prospectus) and certain other types of investors as described in the prospectus. Employee Benefit Plans, Board members and other individuals considered to be affiliates of the Fund or the Investment Manager, and discretionary accounts with the Investment Manager, as well as affiliated and non-affiliated registered investment companies may purchase R6 Shares with no investment minimum.

Through November 29, 2015, holders of Institutional Shares of a Portfolio who have held such shares since November 29, 2013 who meet the eligibility requirements for the purchase of R6 Shares of the Portfolio may have all of their Institutional Shares of the Portfolio converted into R6 Shares of the Portfolio automatically through a financial intermediary. After November 29, 2013, the Fund and the Fund’s distributor, Lazard Asset Management Securities LLC, will consider requests to convert such shares to R6 Shares on a case by case basis, provided eligibility requirements and relevant minimums are met.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment, to file the consent of the Fund’s independent registered public accounting firm and to file certain exhibits. The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson

Kirk Anderson

cc:	Janna Manes

September 30, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary